Related Party Transactions (Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 20	$ 17
Post-employment pension benefits	7	3
Termination benefits	0	11
Share-based compensation	22	6
Total compensation	$ 49	$ 37